Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
TEMPO AUTOMATION INC
Common Stock
(9)	Common Stock

As of September 30, 2022 and December 31, 2021, the Company has authorized the issuance of 125,000,000 and 63,299,666 shares, respectively, of $0.00001 par value common stock and has 10,085,354 and 10,037,305 shares of common stock issued and outstanding as of September 30, 2022 and December 31, 2021, respectively.

The Company has reserved shares of common stock for issuance related to the following convertible preferred stock, stock options, warrants, and future grants:

	As of
	September 30, 2022	December 31, 2021
Conversion of convertible preferred stock	29,520,187	29,520,187
Shares reserved for exercise of warrants	21,868,138	3,419,304
Outstanding stock options	23,896,897	16,508,725
Shares available for future issuance under 2015 Plan	3,114,353	1,050,574
Total shares of common stock reserved	78,399,575	50,498,790

(11)	Common Stock

As of December 31, 2021 and 2020, the Company has authorized the issuance of 63,299,666 shares of $0.00001 par value common stock and has 10,037,305 and 9,773,097 shares of common stock issued and outstanding as of December 31, 2021 and 2020, respectively.

The Company has reserved shares of common stock for issuance related to the following convertible preferred stock, stock options, warrants, and future grants:

	As of December 31,
	2021	2020
Conversion of convertible preferred stock	29,520,187	29,520,187
Shares reserved for exercise of warrants	3,419,304	305,891
Outstanding stock options	16,508,725	10,364,039
Shares available for future issuance under 2015 Plan	1,050,574	859,468
Total shares of common stock reserved	50,498,790	41,049,585